Other Long-Term Liabilities, Asset Retirement Obligations (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Changes in Asset Retirement Obligations
Balance as of beginning of year	[1]	$ 931	$ 889	$ 849
Accretion expense	[1]	44	42	40
Balance as of end of year	[1]	$ 975	$ 931	$ 889

[1]	Financial information has been retrospectively adjusted for the acquisitions of the Texas Crude Systems Business and the Houston and St. Charles Terminal Services Business.